Share Based Compensation (Details) - Schedule of each stock option award is estimated on the date of grant using the Black-Scholes option pricing model - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share Based Compensation (Details) - Schedule of each stock option award is estimated on the date of grant using the Black-Scholes option pricing model [Line Items]
Expected volatility	89.55%	97.70%
Risk-free interest rate	1.86%	1.64%
Dividend rate
Dilution factor (in Dollars per share)	$ 1	$ 1
Minimum [Member]
Share Based Compensation (Details) - Schedule of each stock option award is estimated on the date of grant using the Black-Scholes option pricing model [Line Items]
Expected volatility			88.44%
Risk-free interest rate			0.59%
Expected term from grant date (in years)	5 years 7 months 17 days	5 years 7 months 13 days	5 years 3 months
Dilution factor (in Dollars per share)			$ 0.9909
Fair value (in Dollars per share)	$ 9.74	$ 25.11	$ 15.5
Maximum [Member]
Share Based Compensation (Details) - Schedule of each stock option award is estimated on the date of grant using the Black-Scholes option pricing model [Line Items]
Expected volatility			96.55%
Risk-free interest rate			0.69%
Expected term from grant date (in years)	6 years 4 months 28 days	6 years 4 months 28 days	7 years 3 months 14 days
Dilution factor (in Dollars per share)			$ 1
Fair value (in Dollars per share)	$ 10.16	$ 26.01	$ 26.6